DEBT AND CAPITAL LEASES (Details 3) (USD $) In Millions, unless otherwise specified	Dec. 29, 2012
Long-term debt and capital leases
2013 (classified as current)	$ 251.9
2014	1.6
2015	5.6
2016	0.2
2017	249.6
2018 and thereafter	$ 445.2